Condensed Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus, Unaudited - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and invested assets
Bonds and notes	$ 29,016	$ 30,309	$ 34,412
Receivable for securities sold	7
Cash and cash equivalents	44,913	26,410	29,037
Total cash and invested assets	73,936	56,719	63,449
Accrued investment income	187	257	358
Federal income taxes recoverable from affiliate	3,079	3,278	3,493
Net deferred tax asset	255	255	670
Amounts due from reinsurers	23,162	12,718	6,827
Receivables from affiliates	25	223	8
Other assets	14	11	13
Separate account assets	249,095	230,314	169,654
Total admitted assets	349,753	303,775	244,472
Liabilities
Reinsurance payable	18,681	7,397	14,933
Amount held for others	140	27	8
Payable to affiliates	20,491	18,329	8,626
Commissions, expenses, taxes, licenses, and fees accrued	1,231	499	763
Asset valuation reserve			40
Other liabilities	28,955	15,925	17,608
Transfers to (from) separate accounts	(8,894)	(9,416)	(7,149)
Separate account liabilities	249,095	230,314	169,654
Total liabilities	309,699	263,075	204,483
Capital
Common stock, $5 par value, 1,000 shares issued and outstanding	5,000	5,000	5,000
Paid-in capital	31,153	31,153	31,153
Unassigned surplus	3,901	4,547	3,836
Total capital and surplus	40,054	40,700	39,989
Total liabilities and capital and surplus	$ 349,753	$ 303,775	$ 244,472